Information by Segment	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Basis of segmentation

33. INFORMATION BY SEGMENT

33.1 Basis of segmentation

The Group’s activities operate under a matrix management structure with dual and cross management responsibilities (based on business and geographical areas of responsibility), and its subsidiaries are engaged in either the Generation and Transmission Business or the Distribution Business.

The Group adopted a “bottom-up” approach to determine its reportable segments. The Generation and Transmission and the Distribution reportable segments have been defined based on IFRS 8.9 and on the criteria described in IFRS 8.12, taking into account the aggregation of the operating segments having similar economic drivers that are common in all countries.

Generation and Transmission Business: The Generation and Transmission Reportable Segment is comprised of a group of electricity companies that own electricity generating plants, whose energy is transmitted and distributed to end customers.

The following five operating segments have been aggregated into one combined set of information for the Generation and Transmission Reportable Segment:

Generation and Transmission Reportable Segment:

>	Generation and Transmission Business in Argentina
>	Generation and Transmission Business in Brazil
>	Generation and Transmission Business in Colombia
>	Generation and Transmission Business in Peru
>	Generation and Transmission Business in Central America

The Generation and Transmission Business is conducted: in Argentina through Enel Trading Argentina (formerly Cemsa), Central Dock Sud, Enel Generación Costanera, Enel Generación El Chocón and Enel Green Power Argentina S.A.; in Brazil through through our subsidiaries, EGP Cachoeira Dourada, Enel CIEN, Enel Green Power Proyectos I (Volta Grande), Fortaleza, Enel Trading Brasil S.A. and the EGP Group companies; in Colombia through our subsidiary Emgesa and Enel Green Power Colombia S.A.S ESP; in Peru through our subsidiaries Enel Generación Perú, Enel Generación Piura, Chinango and Enel Green Power Peru S.A.C and in Central America by our subsidiaries Enel Green Power Costa Rica S.A., Enel Green Power Guatemala S.A. and Enel Power Panamá S.R.L.

Distribution Business: The Distribution Reportable Segment is comprised of a group of electricity companies operating under a public utility concession, with service obligations and regulated tariffs for supplying regulated customers in four different countries.

The following four operating segments have been aggregated into one combined set of information for the Distribution Reportable Segment:

Distribution Reportable Segment:

>	Distribution Business in Argentina
>	Distribution Business in Brazil
>	Distribution Business in Colombia
>	Distribution Business in Peru

The Distribution Business is conducted: in Argentina through Edesur; in Brazil through Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias and Enel Distribución Sao Paulo (formerly Eletropaulo); in Colombia through Codensa; and in Peru through Enel Distribución Perú.

Each of the operating segments generates separate financial information, which is aggregated into one combined set of information for the Generation and Transmission Business, and another set of combined information for the Distribution Business at the reportable segment level. In addition, in order to assist the decision maker process, the Planning & Control Department at the parent company level prepares internal reports containing combined information at the reportable segment level about the main key performance indicators (KPIs), such as: Gross Operating Result, Gross Margin, Total Capex, Total Opex, profit or loss, Total Energy Generation and Transmission, among others. The presentation of information under this business/country approach has been made taking into consideration that the KPIs are similar and comparable in all countries, in each of the following aspects:

a)	the nature of the activities: generation and transmission, on one hand, and distribution on the other;
b)	the nature of the production processes: The Generation and Transmission Business deals with the generation of electricity and its transmission to dispatch centers, while the Distribution Business does not generate electricity, but distributes electricity to end customers;
c)	the type or class of customer for their products and services: The Generation and Transmission Business provides services mainly to unregulated customers, while the Distribution Business provides energy to regulated customers;
d)	the methods used to distribute their products or provide their services: generators generally sell the energy through energy auctions, while distributors provide energy in their concession area; and
e)	the nature of the regulatory environment (public utilities): the regulatory frameworks differs in the Generation and Transmission Business and Distribution Business.

The Company’s chief operating decision maker (“CODM”) in conjunction with the country managers reviews on a monthly basis these internal reports and uses the KPI information to make decisions on the allocation of resources and the assessment of the performance of the operating segments for each reportable segment.

The information disclosed in the following tables is based on the financial information of the companies forming each segment. The accounting policies used to determine the segment information are the same as those used in the preparation of the Group’s consolidated financial statements.

Segment information by country

33.3 Segment information by country

	Chile ( and Others)		Argentina		Brazil		Colombia		Peru		Central America		Eliminations		Total
Country ASSETS	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	445,620	249,106	617,133	603,494	4,804,124	4,138,518	657,247	850,472	550,690	546,260	290,651	—	(302,986)	(208,594)	7,062,479	6,179,256
Cash and cash equivalents	124,187	8,050	63,620	139,448	757,875	741,381	156,714	383,257	140,835	234,857	153,022	—	—	—	1,396,253	1,506,993
Other current financial assets	146	116	145,102	65,382	89,881	160,734	76,750	4,047	61	—	90	—	—	—	312,030	230,279
Other current non-financial assets	4,484	16,730	30,526	42,123	655,856	411,573	13,731	27,496	115,248	62,864	8,915	—	—	—	828,760	560,786
Trade and other current receivables	1,585	1,587	312,034	310,882	2,822,353	2,407,709	328,827	331,070	182,201	182,959	64,015	—	126	728	3,711,141	3,234,935
Current accounts receivable from related parties	305,735	213,077	1,694	148	6,885	38,761	1,662	1,790	4,930	2,496	55,965	—	(303,112)	(209,322)	73,759	46,950
Inventories	—	—	55,911	42,883	342,555	272,754	76,415	102,781	56,516	53,015	6,879	—	—	—	538,276	471,433
Current tax assets	9,483	9,546	8,246	2,628	128,719	105,606	2,628	31	50,899	10,069	1,765	—	—	—	201,740	127,880

Non-current assets or disposal groups held-for-sale or held for distribution to owners	—	—	—	—	—	—	520	—	—	—	—	—	—	—	520	—

NON-CURRENT ASSETS	16,425,543	10,473,781	2,810,065	2,468,259	16,352,912	11,374,761	4,253,624	4,397,892	2,670,200	2,382,886	1,406,373	—	(16,022,258)	(10,343,277)	27,896,459	20,754,302
Other non-current financial assets	—	—	26,194	25,461	3,326,017	2,765,194	6,718	153	12	55	114,235	—	—	—	3,473,176	2,790,863
Other non-current non-financial assets	5,157	2,980	831	898	3,041,765	2,272,857	27,954	33,029	36,068	23,092	33,646	—	—	—	3,145,421	2,332,856
Trade and other non-current receivables	43	77	226,424	268,536	470,304	276,346	20,201	33,565	—	—	7,879	—	—	—	724,851	578,524
Non-current accounts receivable from related parties	245,049	225,000	26	32	—	—	—	—	—	—	—	—	(245,049)	(225,000)	26	32
Investments accounted for using the equity method	16,172,024	10,245,701	309,908	315,981	—	—	118	127	10,033	—	288,385	—	(16,778,099)	(10,559,536)	2,369	2,273
Intangible assets other than goodwill	—	—	86,948	61,159	4,322,605	4,256,831	165,571	135,881	82,872	70,955	98,274	—	—	—	4,756,270	4,524,826
Goodwill	—	—	—	4,523	460,793	494,129	4,709	5,601	2,675	—	1,158	—	1,000,890	441,259	1,470,225	945,512
Property, plant and equipment	—	—	2,143,757	1,762,799	3,670,373	304,256	3,963,160	4,158,620	2,371,121	2,128,997	849,117	—	—	—	12,997,528	8,354,672
Investment properties	—	—	—	—	6,272	7,942	—	—	—	—	—	—	—	—	6,272	7,942
Right-of-use asset	—	24	49	124	117,760	43,099	60,872	19,639	138,295	159,534	10,977	—	—	—	327,953	222,420
Deferred tax assets	3,270	(1)	15,928	28,746	937,023	954,107	4,321	11,277	29,124	253	2,702	—	—	—	992,368	994,382

TOTAL ASSETS	16,871,163	10,722,887	3,427,198	3,071,753	21,157,036	15,513,279	4,910,871	5,248,364	3,220,890	2,929,146	1,697,024	—	(16,325,244)	(10,551,871)	34,958,938	26,933,558

	Chile (and Others)				Argentina		Brazil		Colombia		Peru		Central America		Eliminations		Total
Country LIABILITIES AND EQUITY	12-31-2021		12-31-2020		12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ThUS$		ThUS$		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES	130,647		595,828		1,010,729	689,017	4,979,138	4,192,739	1,026,528	1,206,026	749,910	627,532	72,238	—	(173,656)	(33,920)	7,795,534	7,277,222
Other current financial liabilities	9,914		339,842		5,756	6,088	552,177	797,217	372,308	454,167	292,679	227,816	—	—	—	—	1,232,834	1,825,130
Current lease liability	—		19		14	78	23,393	15,702	9,246	4,792	27,366	30,904	668	—	—	—	60,687	51,495
Trade and other current payables	25,629		46,970		866,558	527,729	3,230,087	2,758,445	467,335	492,040	276,187	207,027	22,601	—	23,733	61,365	4,912,130	4,093,576
Current accounts payable to related parties	94,134		208,628		38,322	31,787	897,617	337,202	27,518	72,213	62,475	42,577	33,030	—	(197,389)	(95,285)	955,707	597,122
Other current provisions	54		—		49,900	45,167	76,248	77,844	30,974	40,176	7,668	57,238	-	—	—	—	164,844	220,425
Current tax liabilities	—	—	—		13,882	44,383	13,703	33,986	87,273	110,724	53,643	33,777	14,559	—	—	—	183,060	222,870
Other current non-financial liabilities	916		369		36,297	33,785	185,913	172,343	31,874	31,914	29,892	28,193	1,380	—	—	—	286,272	266,604

NON-CURRENT LIABILITIES	594,560		597,203		651,831	509,899	8,551,717	6,168,982	1,513,850	1,537,229	909,570	734,467	157,224	—	(245,441)	(225,107)	12,133,311	9,322,673
Other non-current financial liabilities	590,081		591,722		36,210	40,785	2,525,836	1,539,623	1,213,912	1,251,199	551,544	414,377	—	—	—	—	4,917,583	3,837,706
Non-current lease liability	—		—		24	45	99,943	35,901	53,588	15,639	23,212	39,485	11,124	—	—	—	187,891	91,070
Trade and other non-current payables	—		—		53,914	86,559	2,633,688	1,962,061	874	1,136	591	11,719	—	—	—	—	2,689,067	2,061,475
Non-current accounts payable to related parties	—		—		—	—	1,203,492	369,498	—	—	7,804	—	96,643	—	(245,441)	(225,107)	1,062,498	144,391
Other long-term provisions	—		—		19,116	19,760	685,669	714,757	74,773	78,504	51,819	20,879	7,442	—	—	—	838,819	833,900
Deferred tax liabilities	2,057		2,521		459,883	286,936	41,194	40,030	83,284	63,683	251,287	219,783	41,695	—	—	—	879,400	612,953
Non-current provisions for employee benefits	2,422		2,960		17,231	13,920	1,311,654	1,476,884	87,419	124,248	4,435	6,205	320	—	—	—	1,423,481	1,624,217
Other non-current non-financial liabilities	—		—		65,453	61,894	50,241	30,228	—	2,820	18,878	22,019	—	—	—	—	134,572	116,961

EQUITY	16,145,956		9,529,856		1,764,638	1,872,837	7,626,181	5,151,558	2,370,493	2,505,109	1,561,410	1,567,147	1,467,562	—	(15,906,147)	(10,292,844)	15,030,093	10,333,663
Equity attributable to shareholders of Enel Américas	16,145,956		9,529,856		1,764,638	1,872,837	7,626,181	5,151,558	2,370,493	2,505,109	1,561,410	1,567,147	1,467,562	—	(15,906,147)	(10,292,844)	12,832,657	8,105,859
Share and paid-in capital	16,512,785		9,763,079		1,733,076	953,561	5,830,987	3,695,565	167,712	195,415	1,632,426	1,483,352	997,095	—	(11,074,582)	(6,327,894)	15,799,499	9,763,078
Retained earnings (losses)	3,290,142		3,008,390		(1,075,881)	(121,454)	726,440	197,561	843,648	972,249	116,498	272,808	407,820	—	1,460,024	1,086,144	5,768,691	5,415,698
Issuance premium	—		—	0	—	—	536,514	575,327	380,242	88,781	1,483	1,612	—	—	(918,239)	(665,720)	—	—
Treasury shares in portfolio	(272)		—		—	—	(19,933)	(21,375)	—	—	—	—	—	—	19,933	21,375	(272)	—
Other reserves	(3,656,699)		(3,241,613)		1,107,443	1,040,730	552,173	704,480	978,891	1,248,664	(188,997)	(190,625)	62,647	—	(5,393,283)	(4,406,749)	(8,735,261)	(7,072,917)

Non-controlling interests	—		—		—	—	—	—	—	—	—	—	—	—	—	—	2,197,436	2,227,804
Total Liabilities and Equity	16,871,163		10,722,887		3,427,198	3,071,753	21,157,036	15,513,279	4,910,871	5,248,364	3,220,890	2,929,146	1,697,024	—	(16,325,244)	(10,551,871)	34,958,938	26,933,558

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Chile (and Others)			Argentina			Brazil			Colombia			Peru			Central America			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
REVENUE AND OTHER OPERATING INCOME	459	165	902	1,020,808	1,030,361	1,782,532	11,010,682	7,679,515	8,682,235	2,611,405	2,337,750	2,538,922	1,316,723	1,243,993	1,382,940	232,548	—	—	(289)	(39)	(74)	16,192,336	12,291,745	14,387,457
Revenues	147	—	—	1,002,520	995,970	1,481,493	9,485,935	6,696,125	7,685,111	2,525,043	2,311,045	2,513,971	1,304,744	1,235,836	1,372,801	216,619	—	—	16	—	—	14,535,024	11,238,976	13,053,376
Energy sales	—	—	—	959,343	958,852	1,435,040	8,660,405	5,944,342	6,805,945	1,732,425	1,564,664	1,734,645	1,241,473	1,187,354	1,306,624	214,056	—	—	—	—	—	12,807,702	9,655,212	11,282,254
Other sales	—	—	—	3,007	2,431	2,771	152	698	3,755	30,159	23,990	28,737	15,273	9,849	23,489	—	—	—	(2)	—	—	48,589	36,968	58,752
Other services rendered	147	—	—	40,170	34,687	43,682	825,378	751,085	875,411	762,459	722,391	750,589	47,998	38,633	42,688	2,563	—	—	18	—	—	1,678,733	1,546,796	1,712,370
Other income	312	165	902	18,288	34,391	301,039	1,524,747	983,390	997,124	86,362	26,705	24,951	11,979	8,157	10,139	15,929	—	—	(305)	(39)	(74)	1,657,312	1,052,769	1,334,081

RAW MATERIALS AND CONSUMABLES USED	(44)	(99)	—	(547,878)	(551,514)	(903,365)	(8,160,658)	(5,450,908)	(5,906,736)	(1,047,352)	(930,528)	(1,054,749)	(652,394)	(622,866)	(676,173)	(43,057)	—	—	—	—	—	(10,451,383)	(7,555,915)	(8,541,023)
Energy purchases	—	—	—	(492,225)	(490,953)	(715,723)	(6,206,070)	(3,896,510)	(4,311,902)	(537,258)	(500,924)	(596,652)	(453,791)	(449,500)	(473,129)	(21,986)	—	—	—	—	543	(7,711,330)	(5,337,887)	(6,096,863)
Fuel consumption	—	—	—	(1,170)	(1,180)	(100,579)	(32,314)	(41,363)	(58,506)	(20,599)	(39,785)	(49,225)	(62,583)	(55,522)	(68,807)	—	—	—	—	—	-	(116,666)	(137,850)	(277,117)
Transportation expenses	—	—	—	(18,016)	(24,348)	(25,949)	(639,364)	(675,394)	(739,219)	(273,634)	(247,325)	(261,082)	(77,002)	(69,419)	(84,128)	(12,176)	—	—	—	—	(543)	(1,020,192)	(1,016,486)	(1,110,921)
Other miscellaneous supplies and services	(44)	(99)	—	(36,467)	(35,033)	(61,114)	(1,282,910)	(837,641)	(797,109)	(215,861)	(142,494)	(147,790)	(59,018)	(48,425)	(50,109)	(8,895)	—	—	—	—	—	(1,603,195)	(1,063,692)	(1,056,122)

CONTRIBUTION MARGIN	415	66	902	472,930	478,847	879,167	2,850,024	2,228,607	2,775,499	1,564,053	1,407,222	1,484,173	664,329	621,127	706,767	189,491	—	—	(289)	(39)	(74)	5,740,953	4,735,830	5,846,434

Other work performed by the entity and capitalized	—	—	—	50,036	31,296	48,095	114,189	76,744	89,871	31,984	28,877	32,179	14,343	10,234	11,420	—	—	—	—	—	—	210,552	147,151	181,565
Employee benefits expense	(7,532)	(5,957)	(7,695)	(194,075)	(154,984)	(200,284)	(353,816)	(234,994)	(434,266)	(98,364)	(107,827)	(102,834)	(63,957)	(61,284)	(64,674)	(12,158)	—	—	—	—	—	(729,902)	(565,046)	(809,753)
Other expenses	(24,059)	(21,054)	(23,211)	(175,618)	(169,255)	(175,437)	(662,059)	(632,746)	(713,637)	(145,507)	(148,088)	(146,478)	(93,137)	(94,174)	(92,020)	(19,156)	—	—	304	39	74	(1,119,232)	(1,065,278)	(1,150,709)

GROSS OPERATING RESULT	(31,176)	(26,945)	(30,004)	153,273	185,904	551,541	1,948,338	1,437,611	1,717,467	1,352,166	1,180,184	1,267,040	521,578	475,903	561,493	158,177	—	—	15	—	—	4,102,371	3,252,657	4,067,537

Depreciation and amortization expense	—	—	—	(191,590)	(160,424)	(143,179)	(462,945)	(393,848)	(488,163)	(192,774)	(181,986)	(195,488)	(118,166)	(121,841)	(121,500)	(27,621)	—	—	—	—	—	(993,096)	(858,099)	(948,330)
Impairment (losses) reversals recognized in profit or loss	—	—	—	(87,492)	—	—	—	—	—	—	—	3,433	(8,193)	—	(1,307)	—	—	—	(4,372)	—	—	(100,057)	—	2,126
Gains (losses) for impairment in accordance with IFRS 9	(110)	—	—	(8,957)	(44,434)	(42,541)	(314,155)	(167,469)	(225,557)	(14,354)	(16,442)	(6,609)	(7,653)	(14,027)	(4,418)	57	—	—	—	—	—	(345,172)	(242,372)	(279,125)

OPERATING INCOME	(31,286)	(26,945)	(30,004)	(134,766)	(18,954)	365,821	1,171,238	876,294	1,003,747	1,145,038	981,756	1,068,376	387,566	340,035	434,268	130,613	—	—	(4,357)	—	—	2,664,046	2,152,186	2,842,208

FINANCIAL RESULT	(118,049)	(21,872)	(31,514)	(33,872)	65,733	160,817	(478,215)	(391,757)	(447,507)	(97,679)	(119,660)	(140,101)	(29,964)	(26,007)	(30,553)	(3,111)	—	—	33,248	81,385	37,980	(727,642)	(412,178)	(450,878)
Financial income	21,333	25,063	37,675	90,274	85,954	122,200	181,403	112,030	217,917	14,675	13,848	11,548	5,803	6,508	8,632	2,792	—	—	(20,838)	(20,997)	(21,656)	295,442	222,406	376,316
Cash and cash equivalents	495	4,066	16,018	50,182	40,218	90,691	9,074	4,727	25,405	4,431	7,743	8,573	572	2,756	4,845	58	—	—	—	—	—	64,812	59,510	145,532
Other financial income	20,838	20,997	21,657	40,092	45,736	31,509	172,329	107,303	192,512	10,244	6,105	2,975	5,231	3,752	3,787	2,734	—	—	(20,838)	(20,997)	(21,656)	230,630	162,896	230,784
Financial costs	(64,235)	(62,972)	(50,740)	(247,098)	(148,439)	(189,401)	(617,330)	(414,707)	(679,377)	(109,145)	(132,205)	(151,500)	(28,767)	(31,127)	(39,268)	(6,328)	—	—	20,838	20,997	21,655	(1,052,065)	(768,453)	(1,088,631)
Bank borrowings	(1,616)	(9,190)	(11,379)	(723)	(3,334)	(4,019)	(104,414)	(45,544)	(106,312)	(12,641)	(8,732)	(10,896)	(6,963)	(3,223)	(1,418)	—	—	—	—	—	—	(126,357)	(70,023)	(134,024)
Secured and unsecured obligations	(24,530)	(24,809)	(25,225)	—	(1)	—	(98,599)	(67,717)	(112,770)	(81,574)	(91,178)	(116,309)	(20,030)	(24,925)	(27,055)	—	—	—	—	—	—	(224,733)	(208,630)	(281,359)
Other	(38,089)	(28,973)	(14,136)	(246,375)	(145,104)	(185,382)	(414,317)	(301,446)	(460,295)	(14,930)	(32,295)	(24,295)	(1,774)	(2,979)	(10,795)	(6,328)	—	—	20,838	20,997	21,655	(700,975)	(489,800)	(673,248)
Income from indexation units	-	-	-	30,667	76,698	124,477	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	30,667	76,698	124,477
Foreign exchange profits (losses)	(75,147)	16,037	(18,449)	92,285	51,520	103,541	(42,288)	(89,080)	13,953	(3,209)	(1,303)	(149)	(7,000)	(1,388)	83	425	—	—	33,248	81,385	37,981	(1,686)	57,171	136,960

Share of profit (loss) of associates and joint ventures accounted for using the equity method	168	475	(227)	1,013	2,658	810	—	—	—	—	—	—	—	—	—	—	—		—	—	—	1,181	3,133	583
Other gains (losses)	-	-	—	1,602	61	1,080	523	870	2,144	640	124	308	26	3,616	10,664	427	—	—	—	—	—	3,218	4,671	14,196
Gain (loss) from other investments	-	-	—	-	54	1,041	543	—	1	—	—	6	—	—	-	—	—	—	—	—	—	543	54	1,048
Gain (loss) from the sale of assets	-	-	—	1,602	7	39	(20)	870	2,143	640	124	302	26	3,616	10,664	427	—	—	—	—	—	2,675	4,617	13,148

Profit (loss) before taxes	(149,167)	(48,342)	(61,745)	(166,023)	49,498	528,528	693,546	485,407	558,384	1,047,999	862,220	928,583	357,628	317,644	414,379	127,929	—	—	28,891	81,385	37,980	1,940,803	1,747,812	2,406,109

Income tax expense (income)	1,101	(3,840)	9,598	(138,296)	(36,154)	(132,137)	(183,498)	(147,963)	313,730	(327,227)	(286,707)	(302,350)	(125,751)	(91,896)	(125,187)	(32,621)	—	—	—	—	—	(806,292)	(566,560)	(236,346)

Profit (loss) from continuing operations	(148,066)	(52,182)	(52,147)	(304,319)	13,344	396,391	510,048	337,444	872,114	720,772	575,513	626,233	231,877	225,748	289,192	95,308	—	—	28,891	81,385	37,980	1,134,511	1,181,252	2,169,763
PROFIT (LOSS)	(148,066)	(52,182)	(52,147)	(304,319)	13,344	396,391	510,048	337,444	872,114	720,772	575,513	626,233	231,877	225,748	289,192	95,308	—	—	28,891	81,385	37,980	1,134,511	1,181,252	2,169,763

Profit (loss) attributable to	(148,066)	(52,182)	(52,147)	(304,319)	13,344	396,391	510,048	337,444	872,114	720,772	575,513	626,233	231,877	225,748	289,192	95,308	—	—	28,891	81,385	37,980	1,134,511	1,181,252	2,169,763
Profit (loss) attributable to owners of the parent																						740,859	825,197	1,614,085
Profit (loss) attributable to non-controlling interests																						393,652	356,055	555,678

Line of Business	Chile (and Others)			Argentina			Brazil			Colombia			Peru			Central America			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Net cash flows from (used in) operating activities	(64,071)	(52,803)	(49,135)	396,787	272,134	241,095	679,753	922,297	999,122	1,028,000	939,651	865,922	448,032	342,021	454,719	122,998	—	—	4,077	2,210	15,788	2,615,576	2,425,510	2,527,511
Net cash flows from (used in) investing activities	391,298	175,657	(2,220,047)	(263,820)	(169,918)	(175,679)	(1,868,087)	(755,047)	(855,965)	(587,280)	(464,647)	(386,559)	(241,946)	(176,299)	(208,685)	1,168	—	—	634,370	(145,362)	2,247,137	(1,934,297)	(1,535,616)	(1,599,798)
Net cash flows from (used in) financing activities	(920,387)	(719,042)	2,475,888	(140,081)	(59,659)	(47,566)	1,087,188	(55,832)	(66,875)	(641,850)	(303,393)	(705,497)	(283,804)	(192,090)	(215,929)	(85,426)	—	—	389,610	143,481	(2,262,925)	(594,750)	(1,186,535)	(822,904)

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Generation and Transmission, and Distribution by Country

33.4  Generation and Transmission, and Distribution by Country

a)  Generation and transmission

Line of business	Argentina		Brazil		Colombia		Peru		Centro America		Eliminations		Total
Country ASSETS	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	341,299	297,094	786,002	725,298	187,002	353,946	335,969	375,830	290,651	—	(215)	—	1,940,708	1,752,168
Cash and cash equivalents	50,719	80,741	417,963	167,713	62,443	239,549	80,173	190,853	153,022	—	—	—	764,320	678,856
Other current financial assets	110,340	41,991	34,053	31,382	13,267	3,773	18	—	90	—	—	—	157,768	77,146
Other current non-financial assets	13,328	12,401	34,081	25,705	4,393	9,254	81,998	23,333	8,915	—	—	—	142,715	70,693
Trade and other current receivables	98,619	111,216	155,202	444,478	80,857	70,578	69,769	73,008	64,015	—	8	8	468,470	699,288
Current accounts receivable from related parties	19,263	18,509	117,535	38,033	1,024	926	27,428	52,641	55,965	—	(223)	(8)	220,992	110,101
Inventories	43,587	29,608	8,613	320	23,135	29,866	25,913	26,581	6,879	—	—	—	108,127	86,375
Current tax assets	5,443	2,628	18,555	17,667	1,883	—	50,670	9,414	1,765	—	—	—	78,316	29,709

NON-CURRENT ASSETS	618,490	715,591	4,292,782	693,610	2,438,355	2,420,482	1,519,479	1,193,666	1,406,373	—	—	—	10,275,479	5,023,349
Other non-current financial assets	26,189	25,454	365,845	267,351	118	151	-	55	114,235	—	—	—	506,387	293,011
Other non-current non-financial assets	782	839	46,944	12,463	8,236	8,378	36,068	23,092	33,646	—	—	—	125,676	44,772
Trade and other non-current receivables	226,047	268,076	6,515	8,020	3,949	4,023	—	—	7,879	—	—	—	244,390	280,119
Non-current accounts receivable from related parties	11,199	18,411	—	—	—	—	42,211	25,534	—	—	—	—	53,410	43,945
Investments accounted for using the equity method	1,158	1,145	53,658	55,520	2,081	2,475	57,026	51,887	288,385	—	—	—	402,308	111,027
Intangible assets other than goodwill	12,963	11,092	205,812	69,410	63,225	30,113	29,019	25,945	98,274	—	—	—	409,293	136,560
Goodwill	—	—	—	—	—	—	2,675	—	1,158	—	—	—	3,833	-
Property, plant and equipment	331,081	371,322	3,542,071	266,974	2,330,673	2,373,206	1,217,004	941,686	849,117	—	—	—	8,269,946	3,953,188
Right-of-use asset	—	—	43,822	184	30,073	2,136	106,358	125,217	10,977	—	—	—	191,230	127,537
Deferred tax assets	9,071	19,252	28,115	13,688	—	—	29,118	250	2,702	—	—	—	69,006	33,190
TOTAL ASSETS	959,789	1,012,685	5,078,784	1,418,908	2,625,357	2,774,428	1,855,448	1,569,496	1,697,024	—	(215)	—	12,216,187	6,775,517

Line of business
Country	Argentina		Brazil		Colombia		Peru		Centro America		Eliminations		Total
LIABILITIES AND EQUITY	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES	147,137	161,117	971,751	665,046	444,371	570,719	306,937	255,734	72,238	—	(215)	—	1,942,219	1,652,616
Other current financial liabilities	5,756	6,088	61,544	21,768	151,919	263,242	67,631	26,187	—	—	—	—	286,850	317,285
Current lease liability	—	—	4,633	138	4,974	1,793	11,244	19,547	668	—	—	—	21,519	21,478
Trade and other current payables	68,361	60,088	594,020	578,444	172,812	153,466	109,049	89,995	22,601	—	—	—	966,843	881,993
Current accounts payable to related parties	34,873	29,041	280,513	49,014	16,305	45,183	55,358	32,579	33,030	—	(215)	—	419,864	155,817
Other current provisions	6,629	1,380	163	(3)	20,259	29,096	2,660	48,883	—	—	—	—	29,711	79,356
Current tax liabilities	13,775	41,620	13,672	7,071	67,973	70,498	47,052	31,538	14,559	—	—	—	157,031	150,727
Other current non-financial liabilities	17,743	22,900	17,206	8,614	10,129	7,441	13,943	7,005	1,380	—	—	—	60,401	45,960
									33,646	—	—	—
NON-CURRENT LIABILITIES	133,970	144,807	779,011	179,215	614,399	697,178	486,380	259,631	157,224	—	—	—	2,170,984	1,280,831
Other non-current financial liabilities	36,210	40,785	676,689	127,378	419,434	542,592	172,057	16,927	—	—	—	—	1,304,390	727,682
Non-current lease liability	—	—	40,152	83	26,329	515	6,426	10,993	11,124	—	—	—	84,031	11,591
Trade and other non-current payables	—	—	9,103	215	643	764	—	—	—	—	—	—	9,746	979
Non-current accounts payable to related parties	—	—	—	19,252	—	—	7,804	—	96,643	—	—	—	104,447	19,252
Other long-term provisions	54	62	8,569	1,730	64,963	61,967	51,404	20,420	7,442	—	—	—	132,432	84,179
Deferred tax liabilities	54,384	52,504	34,870	29,787	83,284	63,683	229,763	189,127	41,695	—	—	—	443,996	335,101
Non-current provisions for employee benefits	4,034	3,190	—	—	19,746	27,657	1,403	1,906	320	—	—	—	25,503	32,753
Other non-current non-financial liabilities	39,288	48,266	9,628	770	—	—	17,523	20,258	—	—	—	—	66,439	69,294
										—	—	—
EQUITY	678,682	706,761	3,328,022	574,647	1,566,587	1,506,531	1,062,131	1,054,131	1,467,562	—	—	—	8,102,984	3,842,070
Equity attributable to shareholders of Enel Américas	678,682	706,761	3,328,022	574,647	1,566,587	1,506,531	1,062,131	1,054,131	1,467,562	—	—	—	8,102,984	3,842,070
Share and paid-in capital	623,259	561,138	2,887,438	215,930	164,398	191,473	964,040	853,156	997,095	—	—	—	5,636,230	1,821,697
Retained earnings (losses)	(126,251)	11,406	283,482	237,270	526,401	665,670	104,227	208,351	407,820	—	—	—	1,195,679	1,122,697
Issuance premium	—	—	—	—	333,423	33,096	3,684	4,042	—	—	—	—	337,107	37,138
Treasury shares	—	—	(50)	(54)	—	—	—	—	—	—	—	—	(50)	(54)
Other reserves	181,674	134,217	157,152	121,501	542,365	616,292	(9,820)	(11,418)	62,647	—	—	—	934,018	860,592
TOTAL LIABILITIES AND EQUITY	959,789	1,012,685	5,078,784	1,418,908	2,625,357	2,774,428	1,855,448	1,569,496	1,697,024	—	(215)	—	12,216,187	6,775,517

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Argentina			Brazil			Colombia			Peru			Central America			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
REVENUE AND OTHER OPERATING INCOME	227,924	230,575	436,376	2,551,440	1,105,875	777,501	1,265,862	1,159,133	1,246,988	573,155	505,246	596,240	232,548	—	—	(235)	—	(49)	4,850,694	3,000,829	3,057,056
Revenues	223,247	224,081	415,055	2,503,577	1,102,091	761,534	1,265,392	1,150,185	1,240,405	565,687	500,821	590,425	216,619	—	—	—	—	—	4,774,522	2,977,178	3,007,419
Energy sales	221,484	220,869	413,343	2,449,812	1,040,995	691,904	1,236,953	1,128,070	1,213,754	547,793	490,576	566,368	214,056	—	—	—	—	—	4,670,098	2,880,510	2,885,369
Other sales	354	1,281	—	—	—	—	28,251	21,978	26,479	14,005	9,032	22,467	—	—	—	—	—	—	42,610	32,291	48,946
Other services rendered	1,409	1,931	1,712	53,765	61,096	69,630	188	137	172	3,889	1,213	1,590	2,563	—	—	—	—	—	61,814	64,377	73,104
Other income	4,677	6,494	21,321	47,863	3,784	15,967	470	8,948	6,583	7,468	4,425	5,815	15,929	—	—	(235)	—	(49)	76,172	23,651	49,637

RAW MATERIALS AND CONSUMABLES USED	(17,329)	(19,110)	(129,661)	(1,906,531)	(781,186)	(418,618)	(408,423)	(412,529)	(465,768)	(175,113)	(162,338)	(204,404)	(43,057)	—	—	—	—	—	(2,550,453)	(1,375,163)	(1,218,451)
Energy purchases	(2,020)	(969)	(877)	(1,807,435)	(710,206)	(328,984)	(152,794)	(179,897)	(209,204)	(20,243)	(27,014)	(39,851)	(21,986)	—	—	—	—	543	(2,004,478)	(918,086)	(578,373)
Fuel consumption	(1,170)	(1,180)	(100,579)	(32,330)	(41,363)	(58,505)	(20,599)	(39,785)	(49,225)	(62,583)	(55,522)	(68,807)	—	—	—	—	—	—	(116,682)	(137,850)	(277,116)
Transportation expenses	(3,578)	(6,542)	(8,959)	(51,486)	(23,874)	(28,107)	(153,326)	(126,696)	(138,544)	(77,002)	(69,419)	(84,128)	(12,176)	—	—	—	—	(543)	(297,568)	(226,531)	(260,281)
Other miscellaneous supplies and services	(10,561)	(10,419)	(19,246)	(15,280)	(5,743)	(3,022)	(81,704)	(66,151)	(68,795)	(15,285)	(10,383)	(11,618)	(8,895)	—	—	—	—	—	(131,725)	(92,696)	(102,681)

CONTRIBUTION MARGIN	210,595	211,465	306,715	644,909	324,689	358,883	857,439	746,604	781,220	398,042	342,908	391,836	189,491	—	—	(235)	—	(49)	2,300,241	1,625,666	1,838,605

Other work performed by the entity and capitalized	2,566	375	4,785	8,387	215	653	3,237	2,438	3,008	1,241	918	1,577	—	—	—	—	—	—	15,431	3,946	10,023
Employee benefits expense	(38,733)	(30,398)	(38,147)	(34,062)	(12,934)	(16,422)	(31,380)	(31,049)	(31,806)	(27,700)	(26,958)	(27,851)	(12,158)	—	—	—	—	—	(144,033)	(101,339)	(114,226)
Other expenses	(39,649)	(41,328)	(28,259)	(57,537)	(14,876)	(22,191)	(42,238)	(44,547)	(42,102)	(48,108)	(44,949)	(44,023)	(19,156)	—	—	235	—	49	(206,453)	(145,700)	(136,526)

GROSS OPERATING RESULT	134,779	140,114	245,094	561,697	297,094	320,923	787,058	673,446	710,320	323,475	271,919	321,539	158,177	—	—	—	—	—	1,965,186	1,382,573	1,597,876

Depreciation and amortization expense	(108,849)	(86,575)	(89,645)	(90,077)	(23,371)	(32,785)	(68,280)	(66,263)	(73,761)	(59,696)	(64,032)	(65,767)	(27,621)	—	—	—	—	—	(354,523)	(240,241)	(261,958)
Impairment (losses) reversals recognized in profit or loss	(81,902)	—	—	—	—	—	—	—	—	(7,442)	—	(1,307)	—	—	—	—	—	—	(89,344)	—	(1,307)
Gains (losses) for impairment in accordance with IFRS 9	(380)	(96)	(40)	(5,910)	(535)	32	(1,427)	(315)	663	(1,270)	12	(10)	57	—	—	—	—	—	(8,930)	(934)	645

OPERATING INCOME	(56,352)	53,443	155,409	465,710	273,188	288,170	717,351	606,868	637,222	255,067	207,899	254,455	130,613	—	—	—	—	—	1,512,389	1,141,398	1,335,256

FINANCIAL RESULT	(38,372)	6,766	73,292	(100,239)	5,214	19,427	(42,302)	(70,522)	(81,785)	(5,716)	5,087	(6,146)	(3,111)	—	—	—	(2,705)	—	(189,740)	(56,160)	4,788
Financial income	66,576	72,368	98,572	21,434	11,100	41,484	3,642	5,465	6,239	1,897	4,787	7,373	2,792	—	—	—	—	—	96,341	93,720	153,668
Cash and cash equivalents	27,211	27,765	82,760	3,699	(1,009)	7,644	2,407	3,792	4,696	334	2,331	4,137	58	—	—	—	—	—	33,709	32,879	99,237
Other financial income	39,365	44,603	15,812	17,735	12,109	33,840	1,235	1,673	1,543	1,563	2,456	3,236	2,734	—	—	—	—	—	62,632	60,841	54,431
Financial costs	(8,318)	(29,397)	(47,784)	(100,262)	(39,278)	(31,209)	(46,827)	(76,221)	(87,896)	(5,801)	(4,854)	(12,089)	(6,328)	—	—	—	—	—	(167,536)	(149,750)	(178,978)
Bank borrowings	(318)	(2,955)	(62)	(32,001)	(579)	(9,925)	(3,112)	—	(2,522)	(1,988)	(411)	(94)	—	—	—	—	—	—	(37,419)	(3,945)	(12,603)
Secured and unsecured obligations	—	—	—	(21,123)	(13,088)	(2,415)	(41,015)	(55,682)	(76,258)	(1,057)	(1,547)	(1,965)	—	—	—	—	—	—	(63,195)	(70,317)	(80,638)
Other	(8,000)	(26,442)	(47,722)	(47,138)	(25,611)	(18,869)	(2,700)	(20,539)	(9,116)	(2,756)	(2,896)	(10,030)	(6,328)	—	—	—	—	—	(66,922)	(75,488)	(85,737)
Income from indexation units	(164,888)	(85,734)	(83,759)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(164,888)	(85,734)	(83,759)
Foreign exchange profits (losses)	68,258	49,529	106,263	(21,411)	33,392	9,152	883	234	(128)	(1,812)	5,154	(1,430)	425	—	—	—	(2,705)	—	46,343	85,604	113,857
Positive	96,832	174,233	234,818	76,706	48,805	62,728	23,440	5,594	8,167	50,020	31,653	21,311	1,667	—	—	—	(30,010)	(1,208)	248,665	230,275	325,816
Negative	(28,574)	(124,704)	(128,555)	(98,117)	(15,413)	(53,576)	(22,557)	(5,360)	(8,295)	(51,832)	(26,499)	(22,741)	(1,242)	—	—	—	27,305	1,208	(202,322)	(144,671)	(211,959)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	982	2,630	790	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	982	2,630	790
Other gains (losses)	1,602	50	1,042	5	—	—	66	103	235	—	3,611	10	427	—	—	—	—	—	2,100	3,764	1,287
Gain (loss) from other investments	—	50	1,042	—	—	—	—	—	—	—	-	—	—	—	—	—	—	—	—	50	1,042
Gain (loss) from the sale of assets	1,602	—	—	5	—	—	66	103	235	—	3,611	10	427	—	—	—	—	—	2,100	3,714	245

Profit (loss) before taxes	(92,140)	62,889	230,533	365,476	278,402	307,597	675,115	536,449	555,672	249,351	216,597	248,319	127,929	—	—	—	(2,705)	—	1,325,731	1,091,632	1,342,121

Income tax expense (income)	2,238	(15,129)	(48,085)	(114,871)	(66,505)	(116,746)	(216,981)	(188,883)	(180,207)	(83,976)	(56,056)	(74,300)	(32,621)	—	—	—	—	—	(446,211)	(326,573)	(419,338)

Profit (loss) from continuing operations	(89,902)	47,760	182,448	250,605	211,897	190,851	458,134	347,566	375,465	165,375	160,541	174,019	95,308	—	—	—	(2,705)	—	879,520	765,059	922,783
PROFIT (LOSS)	(89,902)	47,760	182,448	250,605	211,897	190,851	458,134	347,566	375,465	165,375	160,541	174,019	95,308	—	—	—	(2,705)	—	879,520	765,059	922,783

Country	Argentina			Brazil			Colombia			Peru			Central America			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$

Net cash flows from (used in) operating activities	142,938	125,114	128,806	741,313	193,848	206,616	606,661	549,006	509,622	231,550	242,006	207,268	122,998	—	—	—	11	—	1,845,460	1,109,985	1,052,312
Net cash flows from (used in) investing activities	(66,607)	(59,107)	6,478	(882,706)	(9,470)	34,463	(262,588)	(54,430)	(85,078)	(61,467)	(41,680)	(40,386)	1,168	—	—	—	—	—	(1,272,200)	(164,687)	(84,523)
Net cash flows from (used in) financing activities	(96,806)	(54,520)	(115,161)	237,780	(162,012)	(221,809)	(516,366)	(353,785)	(545,075)	(277,911)	(227,426)	(157,902)	(85,426)	—	—	—	—	—	(738,729)	(797,743)	(1,039,947)

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

b)  Distribution

Line of business	Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
ASSETS	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	272,122	274,170	4,033,868	3,356,268	420,426	499,983	208,451	191,178	(49)	(48)	4,934,818	4,321,551
Cash and cash equivalents	6,404	8,016	310,415	557,280	92,356	141,721	57,197	41,228	—	—	466,372	748,245
Other current financial assets	22,482	23,383	53,501	128,089	1,684	274	43	—	—	—	77,710	151,746
Other current non-financial assets	17,087	29,464	609,241	374,088	9,295	18,191	5,132	9,057	—	—	640,755	430,800
Trade and other current receivables	213,415	199,667	2,642,513	1,954,523	247,884	260,485	112,269	109,912	45	53	3,216,126	2,524,640
Current accounts receivable from related parties	410	364	11,118	8,480	15,407	6,396	3,233	4,550	(94)	(101)	30,074	19,689
Inventories	12,324	13,276	333,214	272,167	53,280	72,916	30,577	26,431	—	—	429,395	384,790
Current tax assets	—	—	73,866	61,641	—	—	—	—	—	—	73,866	61,641
Non-current assets or disposal groups held-for-sale or held for distribution to owners	—	—	—	—	520	—	—	—	—	—	520	—

NON-CURRENT ASSETS	1,887,183	1,442,359	11,210,471	10,141,977	1,811,019	1,973,507	1,237,600	1,263,497	—	—	16,146,273	14,821,340
Other non-current financial assets	5	6	2,904,813	2,497,727	6,599	2	12	—	—	—	2,911,429	2,497,735
Other non-current non-financial assets	49	60	2,993,253	2,259,476	19,717	24,651	—	—	—	—	3,013,019	2,284,187
Trade and other non-current receivables	377	460	450,387	267,871	16,252	29,541	—	—	—	—	467,016	297,872
Non-current accounts receivable from related parties	26	32	—	—	—	—	—	—	—	—	26	32
Investments accounted for using the equity method	135	133	—	—	13,613	1,463	—	—	—	—	13,748	1,596
Intangible assets other than goodwill	73,985	50,067	3,978,918	4,174,705	100,569	103,745	52,179	42,359	—	—	4,205,651	4,370,876
Property, plant and equipment	1,812,557	1,391,477	28,059	32,860	1,632,486	1,785,402	1,153,472	1,186,821	—	—	4,626,574	4,396,560
Investment properties	—	—	6,272	7,942	—	—	—	—	—	—	6,272	7,942
Right-of-use asset	49	124	62,826	42,236	17,944	17,503	31,937	34,317	—	—	112,756	94,180
Deferred tax assets	—	—	785,943	859,160	3,839	11,200	—	—	—	—	789,782	870,360
TOTAL ASSETS	2,159,305	1,716,529	15,244,339	13,498,245	2,231,445	2,473,490	1,446,051	1,454,675	(49)	(48)	21,081,091	19,142,891

Line of business
Country	Argentina		Brazil		Colombia		Peru		Eliminations		Total
	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
LIABILITIES AND EQUITY	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES	902,066	591,523	4,474,546	3,697,032	550,502	640,775	315,498	249,069	(49)	(48)	6,242,563	5,178,351
Other current financial liabilities	—	—	463,072	775,450	220,389	190,925	69,837	53,750	—	—	753,298	1,020,125
Current lease liability	14	78	17,378	15,396	3,281	2,999	16,122	11,280	—	—	36,795	29,753
Trade and other current payables	797,949	467,412	2,538,667	2,159,212	264,665	338,490	166,340	116,577	—	2	3,767,621	3,081,693
Current accounts payable to related parties	42,444	69,660	1,249,196	513,115	15,602	32,604	35,669	35,692	(49)	(50)	1,342,862	651,021
Other current provisions	43,269	43,785	75,926	77,846	10,715	11,080	5,008	8,356	—	—	134,918	141,067
Current tax liabilities	—	-	—	26,914	16,094	40,226	6,591	2,239	—	—	22,685	69,379
Other current non-financial liabilities	18,390	10,588	130,307	129,099	19,756	24,451	15,931	21,175	—	—	184,384	185,313

NON-CURRENT LIABILITIES	558,266	415,192	7,273,663	6,033,093	887,339	840,051	435,640	471,377	—	—	9,154,908	7,759,713
Other non-current financial liabilities	—	—	1,608,594	1,412,245	794,478	708,607	379,487	397,449	—	—	2,782,559	2,518,301
Non-current lease liability	24	45	49,844	35,221	15,578	15,124	16,786	28,492	—	—	82,232	78,882
Trade and other non-current payables	53,914	86,559	2,623,702	1,961,838	231	372	591	729	—	—	2,678,438	2,049,498
Non-current accounts payable to related parties	40,821	50,566	958,052	394,384	—	—	—	—	—	—	998,873	444,950
Other long-term provisions	19,063	19,698	676,518	712,820	9,379	16,537	415	459	—	—	705,375	749,514
Deferred tax liabilities	405,082	233,966	4,684	10,243	—	—	33,976	38,188	—	—	443,742	282,397
Non-current provisions for employee benefits	13,197	10,730	1,311,655	1,476,884	67,673	96,591	3,031	4,299	—	—	1,395,556	1,588,504
Other non-current non-financial liabilities	26,165	13,628	40,614	29,458	—	2,820	1,354	1,761	—	—	68,133	47,667

EQUITY	698,973	709,814	3,496,130	3,768,120	793,604	992,664	694,913	734,229	—	—	5,683,620	6,204,827
Equity attributable to shareholders of Enel Américas	698,973	709,814	3,496,130	3,768,120	793,604	992,664	694,913	734,229	—	—	5,683,620	6,204,827
Share and paid-in capital	652,952	528,339	2,182,599	2,222,793	3,314	3,941	133,152	147,019	—	—	2,972,017	2,902,092
Retained earnings (losses)	(262,208)	(67,928)	(758,693)	(882,158)	248,707	346,671	501,709	520,910	—	—	(270,485)	(82,505)
Issuance premium	—	—	—	—	46,819	55,685	—	—	—	—	46,819	55,685
Other reserves	308,229	249,403	2,072,224	2,427,485	494,764	586,367	60,052	66,300	—	—	2,935,269	3,329,555
TOTAL LIABILITIES AND EQUITY	2,159,305	1,716,529	15,244,339	13,498,245	2,231,445	2,473,490	1,446,051	1,454,675	(49)	(48)	21,081,091	19,142,891

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
REVENUE AND OTHER OPERATING INCOME	793,771	801,228	1,346,888	8,761,513	6,834,057	8,227,064	1,706,530	1,546,964	1,665,317	895,367	886,663	950,349	(32)	(27)	(24)	12,157,149	10,068,885	12,189,594
Revenues	779,524	772,583	1,066,437	7,291,539	5,855,047	7,246,928	1,685,480	1,529,090	1,646,864	890,752	882,564	945,595	—	—	—	10,647,295	9,039,284	10,905,824
Energy sales	737,859	737,983	1,021,696	6,522,617	5,168,342	6,441,861	859,847	760,540	850,524	841,017	844,342	903,828	—	—	—	8,961,340	7,511,207	9,217,909
Other sales	2,689	1,695	2,771	—	698	3,755	1,906	2,011	2,257	1,134	817	1,022	—	—	—	5,729	5,221	9,805
Other services rendered	38,976	32,905	41,970	768,922	686,007	801,312	823,727	766,539	794,083	48,601	37,405	40,745	—	—	—	1,680,226	1,522,856	1,678,110
Other income	14,247	28,645	280,451	1,469,974	979,010	980,136	21,050	17,874	18,453	4,615	4,099	4,754	(32)	(27)	(24)	1,509,854	1,029,601	1,283,770

RAW MATERIALS AND CONSUMABLES USED	(528,448)	(530,338)	(773,693)	(6,573,470)	(4,937,646)	(5,820,384)	(1,011,914)	(886,155)	(962,174)	(604,987)	(599,116)	(619,181)	—	—	—	(8,718,819)	(6,953,255)	(8,175,432)
Energy purchases	(490,205)	(489,984)	(714,844)	(4,722,860)	(3,451,265)	(4,310,694)	(749,941)	(646,721)	(717,608)	(561,256)	(561,076)	(580,690)	—	—	—	(6,524,262)	(5,149,046)	(6,323,836)
Fuel consumption	—	—	—	16	—	—	—	—	—	—	—	—	—	—	—	16	—	—
Transportation expenses	(14,438)	(17,806)	(16,990)	(593,753)	(658,797)	(720,945)	(174,438)	(162,393)	(165,554)	—	—	—	—	—	—	(782,629)	(838,996)	(903,489)
Other miscellaneous supplies and services	(23,805)	(22,548)	(41,859)	(1,256,873)	(827,584)	(788,745)	(87,535)	(77,041)	(79,012)	(43,731)	(38,040)	(38,491)	—	—	—	(1,411,944)	(965,213)	(948,107)

CONTRIBUTION MARGIN	265,323	270,890	573,195	2,188,043	1,896,411	2,406,680	694,616	660,809	703,143	290,380	287,547	331,168	(32)	(27)	(24)	3,438,330	3,115,630	4,014,162

Other work performed by the entity and capitalized	47,471	30,921	43,311	103,072	76,469	89,154	28,747	26,439	29,171	13,103	9,317	9,843	—	—	—	192,393	143,146	171,479
Employee benefits expense	(154,220)	(123,792)	(162,137)	(302,308)	(207,724)	(401,264)	(66,732)	(76,778)	(71,028)	(35,861)	(33,923)	(36,596)	—	—	—	(559,121)	(442,217)	(671,025)
Other expenses	(135,942)	(128,108)	(147,303)	(556,744)	(579,070)	(638,654)	(102,054)	(103,675)	(104,774)	(48,628)	(49,043)	(46,943)	32	27	24	(843,336)	(859,869)	(937,650)

GROSS OPERATING RESULT	22,632	49,911	307,066	1,432,063	1,186,086	1,455,916	554,577	506,795	556,512	218,994	213,898	257,472	—	—	—	2,228,266	1,956,690	2,576,966

Depreciation and amortization expense	(82,711)	(73,850)	(53,534)	(370,763)	(366,439)	(451,835)	(123,631)	(115,540)	(121,669)	(58,446)	(58,395)	(56,630)	—	—	—	(635,551)	(614,224)	(683,668)
Gains (losses) for impairment in accordance with IFRS 9	(8,551)	(44,338)	(42,501)	(307,815)	(167,035)	(225,053)	(12,807)	(16,127)	(7,272)	(6,383)	(14,040)	(4,408)	—	—	—	(335,556)	(241,540)	(279,234)

OPERATING INCOME	(68,630)	(68,277)	211,031	753,485	652,612	779,028	418,139	375,128	431,004	154,165	141,463	196,434	—	—	—	1,257,159	1,100,926	1,617,497

FINANCIAL RESULT	28,590	22,606	54,470	(369,355)	(267,371)	(308,117)	(54,585)	(49,171)	(58,397)	(21,605)	(25,042)	(22,938)	14	-	-	(416,941)	(318,978)	(334,982)
Financial income	19,930	10,657	22,964	164,114	100,950	179,304	10,984	8,571	5,668	4,373	3,771	4,439	—	—	—	199,401	123,949	212,375
Cash and cash equivalents	12,274	4,422	1,908	5,167	5,954	19,928	1,993	3,894	3,859	229	417	677	—	—	—	19,663	14,687	26,372
Other financial income	7,656	6,235	21,056	158,947	94,996	159,376	8,991	4,677	1,809	4,144	3,354	3,762	—	—	—	179,738	109,262	186,003
Financial costs	(262,785)	(148,619)	(168,782)	(531,140)	(366,558)	(484,231)	(61,476)	(56,225)	(64,047)	(22,340)	(26,894)	(28,342)	—	—	—	(877,741)	(598,296)	(745,402)
Bank borrowings	(405)	(379)	(3,957)	(72,414)	(44,964)	(78,675)	(9,528)	(8,732)	(8,375)	(4,228)	(2,601)	(1,204)	—	—	—	(86,575)	(56,676)	(92,211)
Secured and unsecured obligations	—	(1)	—	(77,476)	(54,629)	(110,355)	(40,559)	(35,496)	(40,051)	(18,972)	(23,379)	(25,090)	—	—	—	(137,007)	(113,505)	(175,496)
Other	(262,380)	(148,239)	(164,825)	(381,250)	(266,965)	(295,201)	(11,389)	(11,997)	(15,621)	860	(914)	(2,048)	—	—	—	(654,159)	(428,115)	(477,695)
Income from indexation units	279,374	161,586	206,845	—	—	—	—	—	—	—	—	—	—	—	—	279,374	161,586	206,845
Foreign exchange profits (losses)	(7,929)	(1,018)	(6,557)	(2,329)	(1,763)	(3,190)	(4,093)	(1,517)	(18)	(3,638)	(1,919)	965	14	—	—	(17,975)	(6,217)	(8,800)
Positive	—	1,777	86	323,815	173,425	126,129	4,218	5,834	8,389	9,328	3,726	2,217	5	(2)	(2)	337,366	184,760	136,819
Negative	(7,929)	(2,795)	(6,643)	(326,144)	(175,188)	(129,319)	(8,311)	(7,351)	(8,407)	(12,966)	(5,645)	(1,252)	9	2	2	(355,341)	(190,977)	(145,619)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	32	28	20	—	—	—	—	—	—	—	—	—	—	—	—	32	28	20
Other gains (losses)	—	7	39	519	870	2,143	573	21	73	26	5	10,654	—	—	—	1,118	903	12,909
Gain (loss) from other investments	—	—	—	543	—	—	—	—	6	—	—	—	—	—	—	543	—	6
Gain (loss) from the sale of assets	—	7	39	(24)	870	2,143	573	21	67	26	5	10,654	—	—	—	575	903	12,903

Profit (loss) before taxes	(40,008)	(45,636)	265,560	384,649	386,111	473,054	364,127	325,978	372,680	132,586	116,426	184,150	14	—	—	841,368	782,879	1,295,444

Income tax expense (income)	(138,481)	(22,866)	(76,548)	(102,921)	(118,872)	414,913	(107,270)	(97,881)	(122,066)	(47,413)	(38,488)	(55,649)	—	—	—	(396,085)	(278,107)	160,650

Profit (loss) from continuing operations	(178,489)	(68,502)	189,012	281,728	267,239	887,967	256,857	228,097	250,614	85,173	77,938	128,501	14	—	—	445,283	504,772	1,456,094
PROFIT (LOSS)	(178,489)	(68,502)	189,012	281,728	267,239	887,967	256,857	228,097	250,614	85,173	77,938	128,501	14	—	—	445,283	504,772	1,456,094

Line of Business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Net cash flows from (used in) operating activities	266,871	159,556	116,487	(53,565)	797,144	877,694	421,301	391,312	357,362	221,034	100,855	251,699	—	—	—	855,641	1,448,867	1,603,242
Net cash flows from (used in) investing activities	(187,632)	(115,347)	(184,578)	(1,043,563)	(740,848)	(818,838)	(326,150)	(381,939)	(303,833)	(153,866)	(126,493)	(163,888)	—	—	—	(1,711,211)	(1,364,627)	(1,471,137)
Net cash flows from (used in) financing activities	(76,665)	(54,133)	75,332	878,164	56,395	84,704	(125,249)	22,061	(158,135)	(48,896)	16,185	(66,594)	—	—	—	627,354	40,508	(64,693)

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.